Quarterly financial information (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial information (unaudited)
Quarterly financial information (unaudited)

	First Quarter Ended March 31, 2018	Second Quarter Ended June 30, 2018	Third Quarter Ended September 30, 2018	Fourth Quarter Ended December 31, 2018
Net product revenue	$176,255	$241,416	$247,284	$161,560
Other revenue	2,327	4,086	3,707	1,507
Total revenue	178,582	245,502	250,991	163,067
Costs and expenses:
Cost of product revenue	83,934	179,945	91,937	74,934
Research and development	4,680,181	6,174,589	865,765	187,759
Selling, general and administrative	3,697,287	2,994,649	1,959,872	1,921,513
Total costs and expenses	8,461,402	9,349,183	2,917,574	2,184,206
Loss from operations	(8,282,820)	(9,103,681)	(2,666,583)	(2,021,139)
Interest income, net	59,593	51,809	28,210	12,394
Net loss	$(8,223,227)	$(9,051,872)	$(2,638,373)	$(2,008,745)
Net loss per share attributable to common stockholders — basic and diluted	$(0.46)	$(0.50)	$(0.15)	$(0.11)
Weighted-average number of common shares outstanding — basic and diluted	17,893,912	18,037,274	18,066,548	18,067,179

	First Quarter Ended March 31, 2017	Second Quarter Ended June 30, 2017	Third Quarter Ended September 30, 2017	Fourth Quarter Ended December 31, 2017
Net product revenue	$240,292	$330,688	$407,241	$282,752
Other revenue	2,255	4,835	6,360	76
Total revenue	242,547	335,523	413,601	282,828
Costs and expenses:
Cost of product revenue	79,106	145,325	148,756	133,343
Research and development	3,914,974	4,076,220	4,739,360	4,259,357
Selling, general and administrative	4,594,716	4,990,943	4,934,937	3,983,088
Total costs and expenses	8,588,796	9,212,488	9,823,053	8,375,788
Loss from operations	(8,346,249)	(8,876,965)	(9,409,452)	(8,092,960)
Interest income, net	77,854	72,342	77,339	64,429
Net loss	$(8,268,395)	$(8,804,623)	$(9,332,113)	$(8,028,531)
Net loss per share attributable to common stockholders — basic and diluted	$(0.49)	$(0.51)	$(0.54)	$(0.46)
Weighted-average number of common shares outstanding — basic and diluted	16,873,512	17,130,264	17,386,249	17,642,646

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method applied to contracts not yet completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and are reported in accordance with the Company's historical accounting under ASC 605.
The Company would have recognized approximately $18,000, $10,000, $1,000 and $15,000 of additional total revenue during the quarters ended March 31, 2018, June 30, 2018, September 30, 2018 and December 31, 2018, respectively, if the Company had continued to recognize revenue under ASC 605.